STOCKHOLDERS' EQUITY - Summary of Equity-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 424	$ 1,614	$ 1,037	$ 3,493	$ 5,314	$ 7,993
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	35	618	219	1,428	2,250	3,269
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 389	$ 996	$ 818	$ 2,065	$ 3,064	$ 4,724